Reinsurance Assets - Summary of Reinsurance Assets Relating to Life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 18,910	€ 20,253
Ending balance	20,992	18,910
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	17,421	18,464
Gross premium and deposits – existing and new business	1,825	2,080
Unwind of discount / interest credited	828	839
Insurance liabilities released	(1,890)	(2,529)
Fund charges released	(83)	(103)
Changes to valuation of expected future benefits	(38)	195
Net exchange differences	1,342	(1,536)
Transfer to/from insurance contracts	2	8
Other movements	1	4
Ending balance	€ 19,409	€ 17,421